Research, Development and Engineering (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research, Development and Engineering
RD&E expense	$ 6,258	$ 6,026	$ 5,820
Scientific research, application of scientific advances, services and application	5,990	5,720	5,523
Software-related expenses	3,097	3,028	2,991
Product-related engineering expenses	$ 267	$ 306	$ 297